Employee benefits - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of decrease in actuarial assumption	1.00%	1.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption	$ 1,457	$ 1,321
Amount of increase in defined benefit obligation due to decrease in actuarial assumption	$ 1,688	$ 1,539
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in actuarial assumption	1.00%	1.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption		$ 5
Amount of increase in defined benefit obligation due to decrease in actuarial assumption		$ 7